INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventories consisted of the following:

December 31, 2016
	Titled Inventory	Inventory Supply and Intermediation Arrangements	Total
Crude oil and feedstocks	$1,102,007	$—	$1,102,007
Refined products and blendstocks	915,397	352,464	1,267,861
Warehouse stock and other	89,680	—	89,680
	$2,107,084	$352,464	$2,459,548
Lower of cost or market adjustment	(492,415)	(103,573)	(595,988)
Total inventories	$1,614,669	$248,891	$1,863,560

December 31, 2015
	Titled Inventory	Inventory Supply and Intermediation Arrangements	Total
Crude oil and feedstocks	$1,137,605	$—	$1,137,605
Refined products and blendstocks	687,389	411,357	1,098,746
Warehouse stock and other	55,257	—	55,257
	$1,880,251	$411,357	$2,291,608
Lower of cost or market adjustment	(966,564)	(150,772)	(1,117,336)
Total inventories	$913,687	$260,585	$1,174,272
Inventories consisted of the following:

June 30, 2017
	Titled Inventory	Inventory Intermediation Arrangements	Total
Crude oil and feedstocks	$1,307,816	$—	$1,307,816
Refined products and blendstocks	935,041	300,939	1,235,980
Warehouse stock and other	94,490	—	94,490
	$2,337,347	$300,939	$2,638,286
Lower of cost or market adjustment	(650,702)	(112,420)	(763,122)
Total inventories	$1,686,645	$188,519	$1,875,164

December 31, 2016
	Titled Inventory	Inventory Intermediation Arrangements	Total
Crude oil and feedstocks	$1,102,007	$—	$1,102,007
Refined products and blendstocks	915,397	352,464	1,267,861
Warehouse stock and other	89,680	—	89,680
	$2,107,084	$352,464	$2,459,548
Lower of cost or market adjustment	(492,415)	(103,573)	(595,988)
Total inventories	$1,614,669	$248,891	$1,863,560
Inventories consisted of the following:

June 30, 2017
	Titled Inventory	Inventory Intermediation Arrangements	Total
Crude oil and feedstocks	$1,307,816	$—	$1,307,816
Refined products and blendstocks	935,041	300,939	1,235,980
Warehouse stock and other	94,490	—	94,490
	$2,337,347	$300,939	$2,638,286
Lower of cost or market adjustment	(650,702)	(112,420)	(763,122)
Total inventories	$1,686,645	$188,519	$1,875,164

December 31, 2016
	Titled Inventory	Inventory Intermediation Arrangements	Total
Crude oil and feedstocks	$1,102,007	$—	$1,102,007
Refined products and blendstocks	915,397	352,464	1,267,861
Warehouse stock and other	89,680	—	89,680
	$2,107,084	$352,464	$2,459,548
Lower of cost or market adjustment	(492,415)	(103,573)	(595,988)
Total inventories	$1,614,669	$248,891	$1,863,560